Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	9 Months Ended
		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 62,509		¥ 59,714
Interest income on impaired loans		213		586
Interest on impaired loans collected in cash		207	¥ 559	543
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	25,781		24,268
Interest income on impaired loans		106		341
Interest on impaired loans collected in cash		100	412	300
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,840		4,906
Interest income on impaired loans		34		109
Interest on impaired loans collected in cash		32		105
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,908		3,924
Interest income on impaired loans		13		44
Interest on impaired loans collected in cash		13		38
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	16,033		15,438
Interest income on impaired loans		59		188
Interest on impaired loans collected in cash		55		157
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	33,618		31,962
Interest income on impaired loans		54		106
Interest on impaired loans collected in cash		54		104
Corporate borrowers | Non-recourse Loans
Financing Receivable, Impaired [Line Items]
Interest on impaired loans collected in cash			¥ 0
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	111		172
Interest income on impaired loans		0		2
Interest on impaired loans collected in cash		0		2
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,495		3,077
Interest income on impaired loans		0		0
Interest on impaired loans collected in cash		0		0
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,406		1,518
Interest income on impaired loans		6		25
Interest on impaired loans collected in cash		6		25
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans		6,906		3,742	[1]
Interest income on impaired loans		0		0
Interest on impaired loans collected in cash		0		0
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,282		5,718
Interest income on impaired loans		38		65
Interest on impaired loans collected in cash		38		63
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	17,418		17,735
Interest income on impaired loans		10		14
Interest on impaired loans collected in cash		10		14
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,110		3,484
Interest income on impaired loans		53		139
Interest on impaired loans collected in cash		¥ 53		¥ 139

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.